Loans and advances to customers - Summary of loans and advances to customers by subordination (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	€ 593,970	€ 608,029
Loans and advances to customers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	593,970	608,029
Non-subordinated [member] | Loans and advances to customers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	593,871	607,908
Subordinated [member] | Loans and advances to customers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	€ 99	€ 121